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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment number: _______________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: One Station Place
         Stamford, CT 06902

Form 13F File Number: 28-1222

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Kenneth E. Leopold
Title: General Counsel
Phone: 203-703-0600

Signature Place, and Date of Signing:

   Kenneth E. Leopold           Stamford, CT                5/7/2013
------------------------  -------------------------  --------------------------
       Signature                City, State                   Date

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number:     28-5810
    Name:                     United Services Automobile Association

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         57

Form 13F Information Table Value Total: $3,853,248

List of Other Included Managers:

Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                       1
Form 13F File Number:     28-04975
Name:                     Affiliated Managers Group Inc.

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
                                                                                                     Voting Authority
                                                                                            ---------------------------------
                                                          Value   Shares/  Sh/ Put/ Invstmt   Other
Name of Issuer                  Title of class   CUSIP   (x$1000) Prn Amt  Prn Call Dscretn  Managers   Sole    Shared  None
------------------------------- -------------- --------- -------- -------- --- ---- ------- --------- --------- ------ ------
AKZO NOBEL NV SPONSORED ADR     ADR            010199305    8815    415863 SH       Sole                 414753          1110
CANON INC SPONSORED ADR         ADR            138006309     302      8230 SH       Sole                   8230
DIAGEO PLC- SPONSORED ADR       ADR            25243Q205   43143    342837 SH       Sole                 341449          1388
GLAXO SMITHKLINE PLC, ADR       ADR            37733W105    7096    151264 SH       Sole                 138274         12990
HEINEKEN HOLDINGS 'A' ADRS      ADR            B0DM8G4     17391    271953 SH       Sole                 269122          2831
HEINEKEN NV ADR                 ADR            423012202    9654    255707 SH       Sole                 255707
HSBC HOLDINGS PLC SPONSOR ADR'  ADR            404280406    8957    167921 SH       Sole                 166746          1175
NOVARTIS AG ADR                 ADR            66987V109   21510    301934 SH       Sole                 299179          2755
ROCHE HOLDINGS ADR              ADR            771195104    3532     60274 SH       Sole                  60274
ROYAL DUTCH SHELL PLC-A SHARES  ADR            780259206    3464     53158 SH       Sole                  53158
TOTAL SA - SPON ADR             ADR            89151E109   20010    417056 SH       Sole                 414041          3015
UNILEVER ( ul )                 ADR            904767704   12338    292095 SH       Sole                 292095
UNILEVER (UN)                   ADR            904784709   40462    986887 SH       Sole                 982576          4311
CANADIAN NATURAL RESOURCES      COM            136385101   21402    667600 SH       Sole                 542600        125000
HONDA MOTOR CO LTD              COM              6435145  148091   3867655 SH       Sole                3595355        272300
3M CO                           COM            88579Y101  113525   1067870 SH       Sole                1004625         63245
ACMAT CORP CLASS A              COM            004616207     980     46682 SH       Sole                  46682
AMERICAN EXPRESS COMPANY        COM            025816109   19985    296245 SH       Sole                 293717          2528
AMERICAN NATIONAL INSURANCE CO  COM            028591105   37380    430293 SH       Sole                 385303         44990
ARTHUR J GALLAGHER              COM            363576109    2632     63723 SH       Sole                  63723
AUTOMATIC DATA PROCESSING       COM            053015103    9229    141914 SH       Sole                 141914
BANK OF NEW YORK MELLON CORP    COM            064058100  145919   5213268 SH       Sole                4789943        423325
BAXTER INTERNATIONAL INC        COM            071813109  189517   2608989 SH       Sole                2515754         93235
BERKSHIRE HATHAWAY INC DEL-A    COM            084670108  186755      1195 SH       Sole                   1118            77
BERKSHIRE HATHAWAY INC-DEL-B    COM            084670702   43534    417789 SH       Sole                 415874          1915
BROWN AND BROWN INC.            COM            115236101   42436   1324469 SH       Sole                1185519        138950
COMCAST CORP SPECIAL CLASS A    COM            20030N200   56974   1438383 SH       Sole                1435820          2563
CONOCOPHILLIPS                  COM            20825c104  179453   2985909 SH       Sole                2850489        135420
DEVON ENERGY                    COM            25179M103  211107   3741710 SH       Sole                3556096        185614
EMERSON ELECTRIC COMPANY        COM            291011104  122227   2187702 SH       Sole                2073532        114170
EXXON MOBIL CORPORATION         COM            30231G102     228      2534 SH       Sole                   2534
FEDERATED INVESTORS INC (PA.)   COM            314211103     696     29406 SH       Sole                  29406
FISHER COMMUNICATIONS INC       COM            337756209     229      5824 SH       Sole                   5824
HEINZ H J CO                    COM            423074103     428      5926 SH       Sole                   5926
ILLINOIS TOOL WORKS             COM            452308109   21527    353253 SH       Sole                 353253
LEUCADIA NATIONAL CORP          COM            527288104   27627   1007168 SH       Sole                1003207          3961
LOCKHEED MARTIN CORP COM        COM            539830109   20358    210922 SH       Sole                 210922
NATIONAL WESTERN LIFE INS CO    COM            638522102   18832    106999 SH       Sole                 106581           418
NORFOLK SOUTHERN CORP           COM            655844108   18474    239679 SH       Sole                 238674          1005
PHILLIPS 66                     COM            718546104   56694    810263 SH       Sole                 809431           832
SHENANDOAH TELECOMMUNICATIONS   COM            82312B106     607     39840 SH       Sole                  39840
SYSCO CORP                      COM            871829107   51745   1471283 SH       Sole                1443983         27300
TORCHMARK CORP                  COM            891027104   60634   1013944 SH       Sole                1010210          3734
TRUMANSBURG HOME TEL CO         COM            897991105     151     15100 SH       Sole                  15100
UNIFIRST CORP                   COM            904708104   59426    656641 SH       Sole                 555965        100676
UNION PACIFIC                   COM            907818108  100280    704166 SH       Sole                 655511         48655
US BANCORP                      COM            902973304   18315    539800 SH       Sole                 539800
WAL-MART STORES INC             COM            931142103   94684   1265323 SH       Sole                1162068        103255
WELLS FARGO & COMPANY           COM            949746101  197919   5350596 SH       Sole                5054446        296150
CISCO SYSTEMS INC               COM            17275R102  212723  10180574 SH       Sole                9637439        543135
COCA COLA FEMSA                 COM            191241108  127363    777693 SH       Sole                 777693
GOOGLE                          COM            38259P508  131831    165995 SH       Sole                 157200          8795
HALLIBURTON CO                  COM            406216101  223931   5541477 SH       Sole                5095197        446280
JOHNSON & JOHNSON               COM            478160104  355096   4355404 SH       Sole                4279219         76185
JOY GLOBAL                      COM            481165108   78341   1316205 SH       Sole                1230250         85955
MASTERCARD INC.                 COM            57636Q104   58758    108584 SH       Sole                 108524            60
PHILIP MORRIS INTERNATIONAL     COM            718172109  188531   2033551 SH       Sole                2028424          5127
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